Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Payroll payable	$ 244,997	$ 282,461
Rental payable	107,300	70,354	15,772
Professional Fees	550,430	574,713	324,128
Accrued expenses	231,799	304,894	50,357
Total other payables and accrued liabilities	$ 1,134,526	$ 1,232,422	$ 390,257